J.P. MORGAN EXCHANGE-TRADED FUND TRUST
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
July 1, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed on Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information Part I of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information Part I contained in the Post-Effective Amendment No. 521 (Amendment No. 523 under the Investment Company Act of 1940, as amended) filed electronically on June 23, 2026.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Exchange-Traded Funds
JPMorgan 100% U.S. Treasury Securities Money Market ETF
JPMorgan Active Bond ETF
JPMorgan Active High Yield ETF
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
JPMorgan Core Plus Bond ETF
JPMorgan Flexible Debt ETF
JPMorgan High Yield Municipal ETF
JPMorgan Income ETF
JPMorgan Inflation Managed Bond ETF
JPMorgan International Bond Opportunities ETF
JPMorgan Limited Duration Bond ETF
JPMorgan Mortgage-Backed Securities ETF
JPMorgan Municipal ETF
JPMorgan Realty Income ETF
JPMorgan Short Duration Core Plus ETF
JPMorgan Sustainable Municipal Income ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF